Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. Discontinued Operations

Following the announcement of the Company on November 13, 2023, of its intention to shift its business focus towards LNG and energy transition shipping and gradually divest from its non-core assets, taking advantage of the attractive vessel valuations, the Company entered into 14 MOAs with third parties for the disposal of 14 container carrier vessels. The Company determined that the assets and liabilities, results of operations and cash flows of the 14 container carrier vessels met the criteria to be reported in discontinued operations. The container carrier vessels that the Company sold following the announcement are listed below.

Name of Vessel	Type	TEU	MOA Date	Delivery
M/V Akadimos	Neo Panamax Container Vessel	9,288	January 31, 2024	March 8, 2024
M/V Long Beach Express	Panamax Container Vessel	5,089	December 15, 2023	February 26, 2024
M/V Seattle Express	Panamax Container Vessel	5,089	February 14, 2024	April 26, 2024
M/V Fos Express	Panamax Container Vessel	5,089	February 14, 2024	May 3, 2024
M/V Athenian	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Athos	Neo Panamax Container Vessel	9,954	March 1, 2024	April 22, 2024
M/V Aristomenis	Neo Panamax Container Vessel	9,954	March 1, 2024	May 3, 2024
M/V Hyundai Premium	Neo Panamax Container Vessel	5,023	September 12, 2024	November 22, 2024
M/V Hyundai Paramount	Neo Panamax Container Vessel	5,023	September 12, 2024	December 20, 2024
M/V Hyundai Prestige	Neo Panamax Container Vessel	5,023	September 12, 2024	December 5, 2024
M/V Hyundai Privilege	Neo Panamax Container Vessel	5,023	September 12, 2024	January 10, 2025
M/V Hyundai Platinum	Neo Panamax Container Vessel	5,023	September 12, 2024	March 10, 2025
M/V Manzanillo Express	Neo Panamax Container Vessel	13,312	August 7, 2025	October 6, 2025
M/V Buenaventura Express	Neo Panamax Container Vessel	13,696	October 29, 2025	January 19, 2026

Summarized selected operating results of the discontinued operations for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023
Revenues	$28,886	$100,439	$141,390
Expenses
Voyage expenses	662	2,114	3,301
Vessel operating expenses	6,390	22,536	36,862
Vessel operating expenses - related party	836	3,443	4,734
Vessel depreciation and amortization	6,983	20,720	36,640
Impairment of vessel	—	—	340
Gain on sale of vessels	(53,705)	(103,807)	—
Operating income, net	67,720	155,433	59,513
Other (expense) / income, net:
Interest expense and finance cost (including $304 to related party, for the years ended December 31, 2024 and 2023)	(10,572)	(17,203)	(20,528)
Other income / (expense), net	217	214	(24)
Total other expense, net	(10,355)	(16,989)	(20,552)
Net income from discontinued operations	$57,365	$138,444	$38,961

Summarized selected balance sheet information from discontinued operations as of December 31, 2025 and 2024, was as follows:

	As of December 31, 2025	As of December 31, 2024
Cash and cash equivalents	$680	$1,371
Trade accounts receivable	92	800
Prepayments and other assets	1,205	1,226
Inventories	—	417
Claims	49	49
Assets held for sale	122,212	71,720
Current assets of discontinued operations	124,238	75,583
Vessels, net	—	237,645
Non-current assets of discontinued operations	—	237,645
Current portion of long-term debt, net	—	11,257
Trade accounts payable	2,446	3,530
Accrued liabilities	9,017	13,440
Deferred revenue	—	903
Liabilities associated with vessel held for sale	92,051	—
Current liabilities of discontinued operations	103,514	29,130
Non-current liabilities associated with vessels held for sale	—	172,172
Below market acquired charters	—	9,736
Non-current liabilities of discontinued operations	$—	$181,908

3. Discontinued Operations – Continued

As of December 31, 2025, the Company disposed of 13 out of the 14 container carrier vessels agreed to sell. The remaining container carrier vessel, the M/V Buenaventura Express, that was disposed of on January 19, 2026, met the criteria to be classified as vessel held for sale and is included in “Assets held for sale” in the summarized selected balance sheet information from discontinued operations as of December 31, 2025. As of the MOA date the M/V Buenaventura Express fair value less estimated costs to sell exceeded its carrying amount, so no impairment charge was recognized.

On January 27, 2021, the Company entered into the Seller’s Credit Agreement with CMTC (“CMTC Seller’s Credit”) in order to defer $6,000 of the purchase price of the M/V Long Beach Express, M/V Seattle Express and M/V Fos Express for up to five years from the vessels’ delivery date. The CMTC Seller’s Credit was fully paid on December 30, 2024.

During the year ended December 31, 2024, the Company repaid in full the amounts outstanding under the 2020 CMB Financial Leasing Co., Ltd (“CMBFL”) and ICBC Financial Leasing Co., Ltd. (“ICBCFL”) sale and lease back facilities the Company has issued to partly finance the acquisition of the M/V Akadimos, M/V Athos and M/V Aristomenis in the total amount of $88,932.

For the year ended December 31, 2025, the Company recognized a gain on sale of vessels from discontinued operations which is analyzed as follows:

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain on sale
M/V Hyundai Privilege	$60,650	$(35,647)	$(1,824)	$23,179
M/V Hyundai Platinum	60,650	(35,792)	(1,824)	23,034
M/V Manzanillo Express	118,500	(108,631)	(2,377)	7,492
Total	$239,800	$(180,070)	$(6,025)	$53,705

For the year ended December 31, 2024, the Company recognized a gain on sale of vessels from discontinued operations which is analyzed as follows:

Vessel	Sale price	Carrying value on sale	Other sale expenses	Gain / (loss) on sale
M/V Akadimos	$80,000	$(62,030)	$(1,560)	$16,410
M/V Seattle Express	13,200	(12,939)	(269)	(8)
M/V Fos Express	13,200	(12,931)	(284)	(15)
M/V Long Beach Express	13,050	(12,789)	(261)	—
M/V Athenian	51,000	(44,833)	(1,029)	5,138
M/V Athos	51,000	(44,760)	(1,029)	5,211
M/V Aristomenis	51,000	(45,105)	(1,029)	4,866
M/V Hyundai Premium	60,650	(34,626)	(1,825)	24,199
M/V Hyundai Paramount	60,650	(34,736)	(1,825)	24,089
M/V Hyundai Prestige	60,650	(34,908)	(1,825)	23,917
Total	$454,400	$(339,657)	$(10,936)	$103,807